SHARE-BASED COMPENSATION - Compensation costs (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Recognition of compensation costs
Total compensation costs	¥ 607,381
Unvested awards granted to employees
Recognition of compensation costs
Weighted-average period	1 year 4 months 13 days
Unvested awards granted to employees | Employees
Recognition of compensation costs
Unrecognized compensation cost	¥ 638,834
Origination and servicing expenses
Recognition of compensation costs
Total compensation costs	150,177
Sales and marketing expenses
Recognition of compensation costs
Total compensation costs	15,700
General and administrative expenses
Recognition of compensation costs
Total compensation costs	¥ 441,504